Lease Arrangements - Summary of Other Related Lease Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Expenses relating to short-term leases	$ 682,142	$ 24,293	$ 421,924
Expenses relating to low-value assets leases	5,433	193	4,473
Expenses relating to variable lease payments not included in the measurement of lease liabilities	43,112	1,535	53,403
Total cash outflow for leases	$ (1,854,456)	$ (66,042)	$ (1,511,277)